Accrued liabilities	3 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 6 — Accrued liabilities

The components of accrued liabilities were as follows (in thousands):

	As of
	March 31, 2020	December 31, 2019
Accrued customer discounts	$334	$298
Accrued retention bonus	-	648
Other accrued liabilities	419	242
Total accrued liabilities	$753	$1,188